SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Investment balance			$ 1,445,251
Recognized gain on contribution of intellectual property		1,031,807	1,746,987
Share of loss in joint venture for the year ended December 31, 2023		(1,031,807)	(3,211,993)
Effect of changes in foreign exchange rates			19,755
Investment balance